14. Investment Properties (Details - Investment Fair Values) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 33,829,902	$ 35,786,053	$ 37,407,083
Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	33,829,902	35,786,053	37,407,083
Milano, Corso Europa 22 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties		5,339,312	5,565,238
Milano, Corso Europa 22 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	0	5,339,312	5,565,238
Buccinasco, Via Lucania 2-4-6 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	18,982,736	16,492,776	17,396,117
Buccinasco, Via Lucania 2-4-6 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	18,982,736	16,492,776	17,396,117
Buccinasco, Via Privata Mulino 24 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,130,068	981,336	1,096,759
Buccinasco, Via Privata Mulino 24 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,130,068	981,336	1,096,759
Buccinasco, Via Lazio 95 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	3,907,149	3,703,752	3,887,522
Buccinasco, Via Lazio 95 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	3,907,149	3,703,752	3,887,522
Buccinasco, Via Bruno Buozzi 22 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	180,330	849,436	879,579
Buccinasco, Via Bruno Buozzi 22 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	180,330	849,436	879,579
Buccinasco, Via Emilia 30 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	180,330	162,501	166,143
Buccinasco, Via Emilia 30 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	180,330	162,501	166,143
Rozzano, Milanofiori, Building A5 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	2,789,103	2,437,512	2,454,134
Rozzano, Milanofiori, Building A5 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	2,789,103	2,437,512	2,454,134
Rozzano, Milanofiori, Building N1 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	3,847,039	3,397,744	3,464,021
Rozzano, Milanofiori, Building N1 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	3,847,039	3,397,744	3,464,021
Rozzano, Milanofiori, Building Q5 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,154,112	1,018,268	1,031,605
Rozzano, Milanofiori, Building Q5 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,154,112	1,018,268	1,031,605
Rozzano, Milanofiori, Building Q7 [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	1,659,035	1,403,416	1,465,965
Rozzano, Milanofiori, Building Q7 [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 1,659,035	$ 1,403,416	$ 1,465,965